Property, Plant and Equipment, Net (Details Textual) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Total	$ 2,501	$ 1,952	$ 8,542	$ 7,238
Business Acquisition Purchase Price Allocation Land1			$ 6,100
Area of Land | ft²			2,500
Warehouse [Member]
Property, Plant and Equipment [Line Items]
Business Acquisition Purchase Price Allocation Land1			$ 5,200